Stock-Based Compensation Plans and Employee Benefits (401(k) Plan) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Requisite service period	3 months
Defined contribution plan maximum percentage of matching contribution	50.00%
Defined contribution plan maximum percentage of employee compensation	10.00%
Gross contributions made by the Company	$ 1.0	$ 1.0	$ 0.9